Income Taxes - Summary of Composition of Income Tax Expense (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 34,544,003	$ 2,045	$ 46,044,089	$ 32,717,477
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	32,327,958		29,865,043	24,355,240
Deferred income tax	(6,706,412)		3,454,279	(5,079,397)
Income Tax attributable to a discontinued operation	0		0	26,294,422
Foreign [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	16,026,324		17,634,494	23,397,577
Deferred income tax	(7,103,867)		(4,909,727)	(9,955,943)
Income Tax attributable to a discontinued operation	$ 0		$ 1,805,500	$ 7,144,249